Trade and Other Payables - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Financial liabilities	$ 32,491.1	$ 22,808.0
Amounts due to exchanges, clearing houses and other counterparties, segregated	5,274.4	4,733.5
Amounts due to exchanges, clearing houses and other counterparties, non-segregated	4,789.2	4,038.8
Financial liabilities – FVTPL:
Disclosure of financial liabilities [line items]
Financial liabilities	18,043.9	10,962.6
Financial liabilities – FVTPL: | Trade Payables
Disclosure of financial liabilities [line items]
Financial liabilities	$ 25.5	$ 7.4